Consolidated balance sheets (CHF) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	99,750	111,224
of which reported at fair value	475	571
of which reported from consolidated VIEs	1,324	1,396
Interest-bearing deposits with banks	4,258	4,193
of which reported at fair value	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
of which reported at fair value	148,721	158,673
of which reported from consolidated VIEs	118	19
Securities received as collateral, at fair value	30,191	30,191
of which encumbered	20,985	20,447
Trading assets, at fair value	284,242	279,748
of which encumbered	74,191	73,749
of which reported from consolidated VIEs	6,053	6,399
Investment securities	3,674	3,652
of which reported at fair value	3,672	3,650
of which reported from consolidated VIEs	34	41
Other investments	12,470	12,915
of which reported at fair value	9,532	9,552
of which reported from consolidated VIEs	2,327	2,346
Net loans	224,604	219,434
of which reported at fair value	20,515	20,693
of which encumbered	602	471
of which reported from consolidated VIEs	6,611	5,940
allowance for loan losses	(742)	(722)
Premises and equipment	6,642	6,990
of which reported from consolidated VIEs	574	609
Goodwill	7,774	7,700
Other intangible assets	278	280
of which reported at fair value	63	70
Brokerage receivables	50,410	43,445
Other assets	77,374	78,080
of which reported at fair value	36,888	35,666
of which encumbered	2,120	2,255
of which reported from consolidated VIEs	11,944	13,001
Total assets	1,028,522	1,034,787
Liabilities and equity (CHF million)
Due to banks	41,025	40,077
of which reported at fair value	3,341	2,737
Customer deposits	302,792	304,130
of which reported at fair value	4,807	4,583
of which reported from consolidated VIEs	175	221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	176,559
of which reported at fair value	143,714	136,483
Obligation to return securities received as collateral, at fair value	30,191	30,191
Trading liabilities, at fair value	115,852	127,809
of which reported from consolidated VIEs	1,256	1,286
Short-term borrowings	19,184	26,116
of which reported at fair value	4,456	3,547
of which reported from consolidated VIEs	7,095	6,141
Long-term debt	153,862	161,353
of which reported at fair value	65,018	68,036
of which reported from consolidated VIEs	13,860	14,858
Brokerage payables	75,822	68,034
Other liabilities	61,657	62,167
of which reported at fair value	29,654	30,942
of which reported from consolidated VIEs	680	745
Total liabilities	989,651	996,436
Common shares	4,400	4,400
Additional paid-in capital	24,118	24,134
Retained earnings	12,228	11,824
Treasury shares, at cost	0	0
Accumulated other comprehensive income/(loss)	(10,962)	(10,955)
Total shareholders' equity	29,784	29,403
Noncontrolling interests	9,087	8,948
Total equity	38,871	38,351
Total liabilities and equity	1,028,522	1,034,787
Additional share information
Par value (CHF) (in CHF per share)	100	100
Issued shares (million) (in shares)	44.0	44.0
Shares outstanding (million) (in shares)	44.0	44.0